UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

   CAUSEWAY INTERNATIONAL VALUE FUND               NUMBER OF SHARES          VALUE
-----------------------------------------------------------------------------------
   COMMON STOCK
   CANADA -- 3.8%
      Manulife Financial Corp.                            1,692,777   $     69,125
      Precision Drilling Trust                            2,816,325         42,777
      TELUS Corp., Class A                                  994,538         48,060
                                                                      -------------
                                                                           159,962
                                                                      -------------
   FINLAND -- 1.0%
      UPM-Kymmene Oyj 1                                   2,166,159         43,752
                                                                      -------------
   FRANCE -- 16.7%
      Accor SA 1                                            545,541         43,532
      AXA SA 1                                            2,308,187         91,859
      BNP Paribas SA 1                                      679,812         73,626
      France Telecom SA+ 1                                2,999,093        107,385
      Publicis Groupe SA 1                                1,715,215         66,983
      Sanofi-Aventis+ 1                                   1,033,165         94,405
      Technip SA 1                                        1,404,231        111,492
      Vinci SA 1                                          1,624,918        119,955
                                                                      -------------
                                                                           709,237
                                                                      -------------
   GERMANY -- 8.8%
      Bayer AG 1                                            866,379         79,088
      Deutsche Post AG 1                                  1,959,512         67,161
      E.ON AG 1                                             484,271        102,766
      Siemens AG 1                                          793,995        126,019
                                                                      -------------
                                                                           375,034
                                                                      -------------
   HONG KONG -- 1.0%
      Yue Yuen Industrial Holdings Ltd.+ 1               11,776,533         42,176
                                                                      -------------
   IRELAND -- 4.5%
      Allied Irish Banks PLC 1                            2,597,554         59,231
      C&C Group PLC 1                                       778,637          4,647
      CRH PLC 1                                           2,256,841         77,687

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

   CAUSEWAY INTERNATIONAL VALUE FUND               NUMBER OF SHARES          VALUE
-----------------------------------------------------------------------------------
   IRELAND - (CONTINUED)
      Smurfit Kappa Group PLC+ 1,2                        2,872,555   $     47,373
                                                                      -------------
                                                                           188,938
                                                                      -------------
   ITALY -- 1.6%
      UniCredito Italiano SpA 1                           8,102,107         66,523
                                                                      -------------
   JAPAN -- 9.9%
      Haseko Corp. 1,2                                   23,237,500         39,786
      Honda Motor Co. Ltd. 1                              2,840,600         94,087
      Mitsubishi UFJ Financial Group 1                   10,261,000         97,017
      Sankyo Co. Ltd. 1                                   1,044,800         48,401
      Sony Financial Holdings, Inc. +                         4,134         15,843
      Takeda Pharmaceutical Co. Ltd. 1                      850,600         49,824
      Yamaha Motor Co. Ltd. 1                             3,021,500         72,504
                                                                      -------------
                                                                           417,462
                                                                      -------------
   NETHERLANDS -- 11.5%
      Akzo Nobel NV 1                                       995,701         80,011
      ING Groep NV 1                                      2,368,583         92,126
      Koninklijke Philips Electronics NV 2                1,566,328         66,996
      Reed Elsevier 1                                     3,627,616         71,861
      Royal Dutch Shell PLC, Class A 1                      520,316         21,895
      TNT NV 1                                            2,566,774        106,303
      Unilever NV 1                                       1,342,092         49,220
                                                                      -------------
                                                                           488,412
                                                                      -------------
   NORWAY -- 3.4%
      Aker Kvaerner ASA 1                                 2,081,750         54,926
      Stolt-Nielsen SA 1                                  1,129,696         34,261
      Telenor ASA 1,2                                     2,347,490         55,687
                                                                      -------------
                                                                           144,874
                                                                      -------------
   SOUTH KOREA -- 2.6%
      Samsung Electronics Co. Ltd. 1                        183,891        108,260
                                                                      -------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

   CAUSEWAY INTERNATIONAL VALUE FUND               NUMBER OF SHARES          VALUE
-----------------------------------------------------------------------------------
   SPAIN -- 2.9%
      Telefonica SA 1                                     3,774,461   $    122,133
                                                                      -------------
   SWEDEN -- 3.1%
      Atlas Copco AB, Class A 1                           3,400,000         50,560
      Telefonaktiebolaget LM Ericsson, Class B 1         34,645,000         81,128
                                                                      -------------
                                                                           131,688
                                                                      -------------
   SWITZERLAND -- 4.9%
      Credit Suisse Group 1                               1,009,424         60,722
      Novartis AG 2                                       1,114,339         60,900
      Zurich Financial Services AG 1                        294,522         86,381
                                                                      -------------
                                                                           208,003
                                                                      -------------
   UNITED KINGDOM -- 23.5%
      Aviva PLC 1                                         5,075,675         67,510
      BAE Systems PLC 1                                  12,726,608        126,044
      BP PLC 1                                            7,393,708         90,172
      British Airways PLC 1,2                             6,847,350         41,771
      British American Tobacco PLC 1                      3,351,412        130,754
      Compass Group PLC 1                                 6,149,635         37,450
      GlaxoSmithKline PLC 1                               2,303,650         58,388
      HBOS PLC 1                                          4,459,401         64,714
      HSBC Holdings PLC 1                                 2,968,815         49,921
      Royal Bank of Scotland Group PLC 1                  7,025,817         61,910
      Royal Dutch Shell PLC, Class B 1                    1,536,319         63,914
      Tate & Lyle PLC 1                                   6,353,090         56,458
      Unilever PLC 1                                      1,941,056         72,653

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

   CAUSEWAY INTERNATIONAL VALUE FUND               NUMBER OF SHARES          VALUE
-----------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Vodafone Group PLC 1                               20,165,272   $     75,547
                                                                      -------------
                                                                           997,206
                                                                      -------------
   TOTAL COMMON STOCK
      (COST $3,556,233) -- 99.2%                                         4,203,660
                                                                      -------------
   TOTAL INVESTMENTS
      (COST $3,556,233) -- 99.2%                                         4,203,660
                                                                      -------------
   OTHER ASSETS & LIABILITIES, NET - 0.8%                                   33,606
                                                                      -------------
   NET ASSETS -- 100.0%                                               $  4,237,266
                                                                      =============

*     Except for share data.

+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

1 Fair valued in accordance with pricing procedures approved by the Fund's Board of Trustees.

2     Non-income producing security.

At December 31, 2007, the tax basis cost of the Fund's investments was $3,556,233 and the unrealized appreciation and depreciation were $891,577 and $(244,150), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and annual financial statements.

CCM-QH-001-0700

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

CAUSEWAY EMERGING MARKETS FUND                             NUMBER OF SHARES      VALUE
---------------------------------------------------------------------------------------
COMMON STOCK

BRAZIL -- 7.4%
     Banco do Brasil SA                                               5,300   $     90
     Brasil Telecom SA ADR                                            4,800        146
     Cia de Saneamento Basico do Estado de Sao Paulo ADR              7,800        367
     Cia Vale do Rio Doce ADR                                        15,700        513
     Petroleo Brasileiro SA ADR                                       9,100      1,049
     Tele Norte Leste Participacoes ADR                               5,400        104
                                                                              ---------
                                                                                 2,269
                                                                              ---------
CHINA -- 16.5%
     Chaoda Modern Agriculture 1                                     46,575         42
     China Construction Bank Corp., Class H 1                       803,000        673
     China Everbright Ltd. 1,2                                       18,000         56
     China Life Insurance Co. Ltd. ADR                                2,800        214
     China Mobile Ltd. ADR                                            8,000        695
     China Petroleum & Chemical Corp. ADR                             4,900        726
     China Shipping Container Lines Co. Ltd., Class H 1             266,600        155
     China Telecom Corp. Ltd. ADR                                     1,700        133
     China Unicom Ltd. ADR                                           15,400        345
     Chongqing Iron & Steel Co. Ltd., Class H 1                     344,000        170
     Citic Pacific Ltd. 1                                            78,000        431
     Harbin Power Equipment, Class H 1                               32,000        101
     Industrial & Commercial Bank of China, Class H 1               154,000        109
     Inner Mongolia Eerduosi, Class B 1                              41,200         48
     Inner Mongolia Yitai Coal Co., Class B 1                        2,800          27
     Lenovo Group Ltd. 1                                             70,000         62
     PetroChina Co. Ltd. ADR                                            360         63
     Semiconductor Manufacturing International Corp. ADR 2           25,400        132
     Shanghai Highly Group Co., Class B                              71,000         72
     Shanghai Jinjiang International, Class B                        31,400         51

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

CAUSEWAY EMERGING MARKETS FUND                             NUMBER OF SHARES      VALUE
---------------------------------------------------------------------------------------
CHINA - (CONTINUED)
     Shanghai Mechanical and Electrical Industry Ltd.                18,800   $     47
        Class B 1
     Shenzhen Investment  Ltd. 1                                    480,000        336
     Tsingtao Brewery Co. Ltd., Class H 1                            58,000        192
     Weiqiao Textile Co. Ltd., Class H 1                            151,500        214
                                                                              ---------
                                                                                 5,094
                                                                              ---------
CZECH REPUBLIC -- 0.7%
     Unipetrol 1,2                                                   11,839        219
                                                                              ---------
HONG KONG -- 0.1%
     China Agri-Industries Holdings Ltd. 1,2                         40,000         27
                                                                              ---------
INDIA -- 1.0%
     Larsen & Toubro Ltd. 1                                           2,911        305
                                                                              ---------
INDONESIA -- 2.3%
     Aneka Tambang Tbk PT 1                                         407,500        190
     Bumi Resources Tbk PT 1                                        144,000         90
     International Nickel Indonesia Tbk PT 1                         42,900        434
                                                                              ---------
                                                                                   714
                                                                              ---------
ISRAEL -- 3.9%
     Bank Leumi Le-Israel BM 1                                      130,783        634
     Cellcom Israel Ltd.                                              1,637         52
     Mizrahi Tefahot Bank Ltd. 1                                     12,505         97
     Teva Pharmaceutical Industries Ltd. ADR                          9,400        437
                                                                              ---------
                                                                                 1,220
                                                                              ---------
MALAYSIA -- 1.8%
     Affin Holdings Bhd 1                                           130,700        102
     IOI Corp. Bhd 1                                                113,380        264
     Sime Darby Bhd 2                                                51,168        184
                                                                              ---------
                                                                                   550
                                                                              ---------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

CAUSEWAY EMERGING MARKETS FUND                             NUMBER OF SHARES      VALUE
---------------------------------------------------------------------------------------
MEXICO -- 2.8%
     Alfa SAB de CV, Class A                                         37,800   $    244
     America Movil SAB de CV ADR, Series L                            3,100        190
     Grupo Mexico SAB de CV, Class B                                 66,600        419
                                                                              ---------
                                                                                   853
                                                                              ---------
POLAND -- 2.6%
     Grupa Lotos SA 1                                                 9,796        176
     KGHM Polska Miedz SA 1                                           7,044        300
     Polski Koncern Naftowy Orlen SA 1,2                             15,318        323
                                                                              ---------
                                                                                   799
                                                                              ---------
RUSSIA -- 12.2%
     Evraz Group SA GDR 1                                             7,650        595
     LUKOIL ADR                                                       2,600        220
     Mechel ADR                                                         800         78
     MMC Norilsk Nickel 1                                             1,093        288
     MMC Norilsk Nickel ADR 1                                           700        189
     Mobile Telesystems ADR                                           7,600        773
     OAO Gazprom 1                                                   36,629        512
     OAO Gazprom ADR 1                                                5,700        322
     Severstal GDR 1                                                  1,687         38
     Vimpel Communications ADR                                       18,100        753
                                                                              ---------
                                                                                 3,768
                                                                              ---------
SOUTH AFRICA -- 5.1%
     ABSA Group Ltd. 1                                                7,241        118
     Massmart Holdings Ltd. 1                                         6,687         70
     Metropolitan Holdings Ltd. 1                                    83,949        186
     Murray & Roberts Holdings Ltd. 1                                 3,481         52
     Remgro Ltd. 1                                                   16,645        483
     Sanlam Ltd. 1                                                  154,071        514
     Standard Bank Group Ltd. 1                                       9,439        139
                                                                              ---------
                                                                                 1,562
                                                                              ---------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

CAUSEWAY EMERGING MARKETS FUND                             NUMBER OF SHARES      VALUE
---------------------------------------------------------------------------------------
SOUTH KOREA -- 15.1%
     Hana Financial Group Inc. 1                                      5,780   $    310
     Honam Petrochemical Corp. 1,2                                    1,629        181
     Hyosung Corp. 1,2                                                1,890        117
     Hyundai Heavy Industries 1,2                                     1,382        644
     Industrial Bank of Korea 1,2                                    18,610        347
     Kolon Industries 1,2                                             7,560        278
     Korea Exchange Bank 1,2                                         12,560        195
     Korea Investment Holdings Co. Ltd. 1                               721         61
     Korea Kumho Petrochemical 1,2                                      580         36
     KT Corp.                                                           220         11
     KT Corp. ADR                                                     4,400        114
     LG Chemical Ltd. 1,2                                               682         65
     LG Electronics Inc. 1,2                                          3,534        373
     POSCO ADR                                                        1,800        271
     Pusan Bank 1,2                                                  18,970        316
     Samsung Electronics Co. Ltd. 1                                     589        347
     SK Holdings Co. Ltd.1, 2                                           377         79
     STX Pan Ocean Co. Ltd. 1                                       233,717        580
     Woori Finance Holdings Co. Ltd. 1,2                             16,870        339
                                                                              ---------
                                                                                 4,664
                                                                              ---------
TAIWAN -- 11.7%
     AU Optronics Corp. ADR                                          24,100        463
     China Development Financial Holding Corp. 1                    515,000        202
     Chunghwa Picture Tubes Ltd. 1,2                                378,000        130
     Compal Electronics Inc. 1                                      471,395        514
     Formosa Plastics Corp. 1                                        22,000         61
     Great Wall Enterprise Co. 1                                     70,329         77
     HannStar Display Corp. 1,2                                   1,230,408        542
     Micro-Star International Co. Ltd. 1                            196,058        164
     Powerchip Semiconductor Corp. 1                                500,000        211
     ProMOS Technologies Inc. 1                                     619,000        165

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

CAUSEWAY EMERGING MARKETS FUND                             NUMBER OF SHARES      VALUE
---------------------------------------------------------------------------------------
TAIWAN - (CONTINUED)
     Systex Corp. 1                                                  71,000   $     69
     Taiwan Polypropylene 1                                          89,640         72
     Unitech Printed Circuit Board Corp. 1                          171,005        155
     United Microelectronics Corp. ADR                               97,394        337
     Universal Scientific Industrial Co. Ltd. 1                     217,445        126
     Walsin Lihwa Corp. 1                                           378,000        155
     WPG Holdings Co. Ltd. 1                                        138,535        163
                                                                              ---------
                                                                                 3,606
                                                                              ---------
THAILAND -- 2.5%
     PTT Aromatics & Refining PCL 2                                 425,137        584
     Thoresen Thai Agencies PCL 1                                   131,100        181
                                                                              ---------
                                                                                   765
                                                                              ---------
TURKEY -- 1.1%
     Dogan Sirketler Grubu Holdings 1                                81,785        155
     Vestel Elektronik Sanayi 1,2                                    72,731        181
                                                                              ---------
                                                                                   336
                                                                              ---------
TOTAL COMMON STOCK
     (COST $23,508) -- 86.8%                                                    26,751
                                                                              ---------
PREFERRED STOCK
BRAZIL -- 4.6%
     Bradespar SA                                                    19,900        533
     Brasil Telecom SA                                               11,700        120
     Centrais Eletricas Brasileiras SA                                9,300        120
     Centrais Eletricas de Santa Catarina SA                          3,700         88
     Contax Participacoes SA                                          1,255         36
     Investimentos Itau SA                                           32,890        217

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

CAUSEWAY EMERGING MARKETS FUND                             NUMBER OF SHARES      VALUE
---------------------------------------------------------------------------------------
BRAZIL - (CONTINUED)
     Telemar Norte Leste SA                                           7,709   $    297
                                                                              ---------

TOTAL PREFERRED STOCK
     (COST $1,098) -- 4.6%                                                       1,411
                                                                              ---------

STRUCTURED INSTRUMENTS
INDIA -- 5.5%
     Macquarie Bank Industrial Development
         Bank of India Ltd. participation notes 2                    49,300        207
     Macquarie Bank Oil & Natural Gas Corp. Ltd.
         participation notes 2                                        2,520         78
     Macquarie Bank Reliance Industries Ltd.
         participation notes 2                                       13,291        968
     Macquarie Bank Steel Authority of India Ltd.
         participation notes 2                                       61,812        442
                                                                              ---------

TOTAL STRUCTURED INSTRUMENTS
     (COST $911) -- 5.5%                                                         1,695
                                                                              ---------

EXCHANGE TRADED FUND
UNITED STATES -- 2.6%
     Vanguard Emerging Markets Fund                                   7,700        803
                                                                              ---------

TOTAL EXCHANGE TRADED FUND
     (COST $825) -- 2.6%                                                           803
                                                                              ---------

SHORT-TERM INVESTMENT
     Federated Prime Obligations Fund, 4.840%**                     101,452        101
                                                                              ---------

TOTAL SHORT-TERM INVESTMENT
     (COST $101) -- 0.3%                                                           101
                                                                              ---------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2007

CAUSEWAY EMERGING MARKETS FUND                                                   VALUE
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS
     (COST $26,443) -- 99.8%                                                  $ 30,761
                                                                              ---------

OTHER ASSETS & LIABILITIES, NET - 0.2%                                              54
                                                                              ---------

NET ASSETS -- 100.0%                                                          $ 30,815
                                                                              =========

*     Except for share data.

** The rate shown represents the 7-day effective yield as of December 31, 2007.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

1 Fair valued in accordance with pricing procedures approved by the Fund's Board of Trustees.

2     Non-income producing security.

At December 31, 2007, the tax basis cost of the Fund's investments was $26,443 and the unrealized appreciation and depreciation were $5,434 and $(1,116), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and annual financial statements.

CCM-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Causeway Capital Management Trust


By (Signature and Title)*               /s/ Turner Swan
                                        ----------------------
                                        Turner Swan, President

Date: February 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Turner Swan
                                        -------------------------
                                        Turner Swan, President

Date: February 26, 2008


By (Signature and Title)*               /s/ Michael Lawson
                                        -------------------------
                                        Michael Lawson, Treasurer


Date: February 26, 2008

* Print the name and title of each signing officer under his or her signature.